CONCENTRATIONS	12 Months Ended
Dec. 31, 2013
CONCENTRATIONS [Abstract]
CONCENTRATIONS
25.	CONCENTRATIONS

(a)	Dependence on Mobile Operator

The revenue of the Company is primarily derived from cooperative arrangements with the Mobile Operator in the PRC. The major operators cooperated with the Company are China Mobile, China Unicom and China Telecom. If the strategic relationship with the Mobile Operator in the PRC is terminated or scaled-back, or if the Mobile Operator alters the revenue sharing arrangements, the Company's WVAS business would be adversely affected.

The following table shows the revenues and percentage of total revenues derived from those operators for the years ended December 31, 2011, 2012 and 2013:

	For the years ended December 31,
	2011	2012	2013

Percentage of Total Revenues

Revenues collected through operators
China Mobile	62%	36%	30%
China Unicom	7%	7%	5%
China Telecom	5%	6%	6%
WVAS revenues collected through operators
China Mobile	37%	28%	24%
China Unicom	7%	7%	5%
China Telecom	5%	6%	6%
Mobile games revenues collected
through operators
China Mobile	25%	8%	6%
China Unicom	-	-	-
China Telecom	-	-	-

Net accounts receivable from the operators as of December 31, 2012 and 2013 were as follows:

	Percentage of
	accounts receivable
	as of December 31,
	2012	2013

China Mobile	52%	63%
China Unicom	7%	9%
China Telecom	15%	9%

Other than disclosed above, there was no customer with 10% or more of total accounts receivable.

(b)	Internet games revenue

The Company derived the majority of internet game revenue from a game which accounted for approximately 17%, 41% and 52% of total revenues in 2011, 2012 and 2013, respectively.

(c)	Credit risk

In WVAS and mobile games services, the Company depends on the billing system of the Mobile Operator to charge the mobile phone users and collect payments from them. The Company generally does not require collateral for its accounts receivable and has not experienced any significant credit losses for any periods presented.